LEASE LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
LEASE LIABILITIES
LEASE LIABILITIES

	Lease liabilities
	Current	Non Current	Total

Values at the beginning of the year	8,030	65,798	73,828
Effect of initial recognition under IFRS 16	34,848	245,645	280,493
Translation differences	2,659	(7,139)	(4,480)
Net proceeds	1,474	24,545	26,019
Repayments	(38,569)	—	(38,569)
Interest accrued	16,755	—	16,755
Interest paid	(15,281)	—	(15,281)
Reclassifications	30,630	(30,630)	—
As of December 31, 2019	40,546	298,219	338,765

The weighted average lessee's incremental borrowing rate applied to the lease liabilities on January 1, 2019, was of 4.05%.

23.	LEASE LIABILITIES (continued)

	As of December 31, 2019	As of December 31, 2018

Commitments in relation to finance leases are payable as follows:
Within one year	55,670	8,328
Later than one year but not later than five years	197,956	33,312
Later than five years	204,101	71,482
Minimum lease payments	457,727	113,122
Future finance charges	(118,962)	(39,294)
Total Financial lease liabilities	338,765	73,828

The present value of finance lease liabilities is as follows:
Within one year	40,546	8,030
Later than one year but not later than five years	149,830	27,208
Later than five years	148,389	38,590

Total minimum lease payments	338,765	73,828